Deposits (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Deposits
Demand, noninterest-bearing	$ 78,990	$ 70,810
Demand, interest-bearing	163,852	154,410
Savings	62,053	55,781
Time, $100,000 and over	18,950	15,305
Time, other	43,224	44,358
Total deposits	$ 367,069	$ 340,664